UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

John R. Raitt Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Cameron S. Avery Bell, Boyd & Lloyd LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/06

Date of reporting period:	12/31/06

Item 1. Schedule of Investments.

The Oakmark Fund

Schedule of Investments—December 31, 2006 (Unaudited)

Name	Shares Held	Market Value
Common Stocks—94.8%

Apparel Retail—3.9%
Limited Brands	4,628,047	133,935,680
The Gap, Inc.	5,066,700	98,800,650
		232,736,330

Broadcasting & Cable TV—5.1%
Liberty Media Holding Corporation - Capital, Class A (a)	939,370	92,039,473
Comcast Corporation, Special Class A (a)	1,725,000	72,243,000
EchoStar Communications Corporation, Class A (a)	1,525,000	57,995,750
The DIRECTV Group, Inc. (a)	2,251,000	56,139,940
Discovery Holding Company, Class A (a)	1,740,140	27,998,853
		306,417,016

Catalog Retail—1.3%
Liberty Media Holding Corporation - Interactive, Class A (a)	3,699,850	79,805,765

Department Stores—2.1%
Kohl’s Corporation (a)	1,850,000	126,595,500

Home Improvement Retail—2.1%
The Home Depot, Inc.	3,181,500	127,769,040

Homebuilding—1.9%
Pulte Homes, Inc.	3,500,000	115,920,000

Household Appliances—1.9%
The Black & Decker Corporation	1,400,000	111,958,000

Housewares & Specialties—2.0%
Fortune Brands, Inc.	1,400,000	119,546,000

Leisure Products—0.6%
Mattel, Inc.	1,512,300	34,268,718

Motorcycle Manufacturers—2.5%
Harley-Davidson, Inc.	2,100,000	147,987,000

Movies & Entertainment—6.8%
Time Warner, Inc.	7,447,700	162,210,906
Viacom, Inc., Class B (a)	3,239,745	132,926,737
The Walt Disney Company	3,300,000	113,091,000
		408,228,643

Publishing—0.7%
Gannett Co., Inc.	684,500	41,384,870

Restaurants—5.8%
McDonald’s Corporation	4,150,000	183,969,500
Yum! Brands, Inc.	2,724,000	160,171,200
		344,140,700

Specialized Consumer Services—2.1%
H&R Block, Inc.	5,358,600	123,462,144

Brewers—3.9%
InBev NV (b)	1,850,000	121,958,099
Anheuser-Busch Companies, Inc.	2,250,000	110,700,000
		232,658,099

Distillers & Vintners—1.7%
Diageo plc (c)	1,271,000	100,803,010

Hypermarkets & Super Centers—1.9%
Wal-Mart Stores, Inc.	2,500,000	115,450,000

Packaged Foods & Meats—3.4%
H.J. Heinz Company	2,250,000	101,272,500
General Mills, Inc.	1,756,000	101,145,600
		202,418,100

Soft Drinks—1.1%
The Coca-Cola Company	1,398,700	67,487,275

Integrated Oil & Gas—1.4%
ConocoPhillips	1,200,373	86,366,837

Asset Management & Custody Banks—1.4%
The Bank of New York Company, Inc.	2,150,000	84,645,500

Diversified Banks—2.1%
U.S. Bancorp	3,450,000	124,855,500

Life & Health Insurance—1.4%
AFLAC Incorporated	1,767,000	81,282,000

Other Diversified Financial Services—4.4%
Citigroup, Inc.	2,400,000	133,680,000
JPMorgan Chase & Co.	2,700,000	130,410,000
		264,090,000

Thrifts & Mortgage Finance—4.2%
Washington Mutual, Inc.	4,037,300	183,656,777
MGIC Investment Corporation	1,090,600	68,206,124
		251,862,901

Health Care Equipment—3.4%
Baxter International, Inc.	2,900,000	134,531,000
Medtronic, Inc.	1,250,000	66,887,500
		201,418,500

Pharmaceuticals—6.0%
Abbott Laboratories	2,487,300	121,156,383
Bristol-Myers Squibb Company	4,500,000	118,440,000
Schering-Plough Corporation	4,960,200	117,259,128
		356,855,511

Aerospace & Defense—3.6%
Raytheon Company	2,450,000	129,360,000
Honeywell International, Inc.	1,900,000	85,956,000
		215,316,000

Building Products—1.7%
Masco Corporation	3,433,600	102,561,632

Industrial Conglomerates—1.3%
Tyco International Ltd. (b)	2,558,000	77,763,200

Computer Hardware—5.4%
Hewlett-Packard Company	2,925,000	120,480,750
Sun Microsystems, Inc. (a)	19,270,000	104,443,400
Dell Inc. (a)	4,000,000	100,360,000
		325,284,150

Data Processing & Outsourced Services—2.1%
First Data Corporation	2,575,000	65,714,000
Western Union Company	2,575,000	57,731,500
		123,445,500

Office Electronics—1.5%
Xerox Corporation (a)	5,272,400	89,367,180

Semiconductors—4.1%
Texas Instruments Incorporated	4,400,000	126,720,000
Intel Corporation	5,900,000	119,475,000
		246,195,000

Total Common Stocks (Cost: $3,787,583,707)		5,670,345,621

Name	Par Value	Market Value
Short Term Investments—5.1%

U.S. Government Agencies—2.1%
Fannie Mae, 5.11% due 1/11/2007	25,000,000	24,957,417
Federal Home Loan Bank, 5.14% due 1/25/2007	100,000,000	99,628,778

Total U.S. Government Agencies (Cost: $124,586,195)		124,586,195

Repurchase Agreement—3.0%
IBT Repurchase Agreement, 5.01% dated 12/29/2006 due 1/2/2007, repurchase price $178,882,241, collateralized by Government National Mortgage Association Bonds, with rates of 5.000% - 5.875%, with maturities from 9/20/2031 - 10/20/2034, and with an aggregate market value plus accrued interest of $61,781,509, and by Small Business Administration Bonds, with rates of 7.875% - 8.625%, with maturities from 1/25/2015 - 6/25/2030, and with an aggregate market value plus accrued interest of $125,940,346	178,782,719	178,782,719

Total Repurchase Agreement (Cost: $178,782,719)		178,782,719

Total Short Term Investments (Cost: $303,368,914)		303,368,914
Total Investments (Cost $4,090,952,621)—99.9%		$5,973,714,535
Other Assets In Excess Of Other Liabilities—0.1%		5,738,871

Total Net Assets—100%		$5,979,453,406

(a)           Non-income producing security.

(b)           Represents a foreign domiciled corporation.

(c)           Represents an American Depository Receipt.

The Oakmark Select Fund

Schedule of Investments—December 31, 2006 (Unaudited)

Name	Shares Held	Market Value
Common Stocks—95.1%

Apparel Retail—7.1%
Limited Brands	9,280,981	268,591,590
The Gap, Inc.	8,560,000	166,920,000
		435,511,590

Broadcasting & Cable TV—2.8%
Discovery Holding Company, Class A (a)	10,809,500	173,924,855

Catalog Retail—4.3%
Liberty Media Holding Corporation - Interactive, Class A (a)	12,050,000	259,918,500

Homebuilding—3.2%
Pulte Homes, Inc.	5,974,200	197,865,504

Leisure Products—2.0%
Mattel, Inc.	5,416,200	122,731,092

Movies & Entertainment—9.5%
Time Warner, Inc.	15,340,000	334,105,200
Viacom, Inc., Class B (a)	5,975,000	245,154,250
		579,259,450

Restaurants—14.2%
Yum! Brands, Inc.	8,557,000	503,151,600
McDonald’s Corporation	8,200,000	363,506,000
		866,657,600

Specialized Consumer Services—5.8%
H&R Block, Inc.	15,419,600	355,267,584

Other Diversified Financial Services—4.3%
JPMorgan Chase & Co.	5,500,000	265,650,000

Thrifts & Mortgage Finance—15.0%
Washington Mutual, Inc.	20,167,400	917,415,026

Health Care Technology—3.7%
IMS Health Incorporated	8,303,441	228,178,559

Pharmaceuticals—3.7%
Bristol-Myers Squibb Company	8,490,200	223,462,064

Diversified Commercial and Professional Services—4.2%
The Dun & Bradstreet Corporation (a) (b)	3,084,900	255,398,871

Computer Hardware—3.5%
Dell Inc.(a)	8,500,000	213,265,000

Data Processing & Outsourced Services—3.2%
Western Union Company	8,615,400	193,157,268

Office Electronics—4.6%
Xerox Corporation (a)	16,446,400	278,766,480

Semiconductors—4.0%
Intel Corporation	12,000,000	243,000,000

Total Common Stocks (Cost: $3,780,255,870)		5,809,429,443

Name	Par Value	Market Value
Short Term Investments—4.9%

U.S. Government Agencies—1.6%
Fannie Mae, 5.11% due 1/11/2007	50,000,000	49,914,833
Federal Home Loan Bank, 5.14% due 1/25/2007	50,000,000	49,814,389

Total U.S. Government Agencies (Cost: $99,729,222)		99,729,222

Repurchase Agreement—3.3%
IBT Repurchase Agreement, 5.01% dated 12/29/2006 due 1/2/2007, repurchase price $200,573,008, collateralized by Government National Mortgage Association Bonds, with rates of 5.000% - 6.375%, with maturities from 7/20/2034 - 2/20/2035, and with an aggregate market value plus accrued interest of $64,573,894, and by Small Business Administration Bonds, with rates of 7.625% - 8.825%, with maturities from 11/25/2016 - 11/25/2030, and with an aggregate market value plus accrued interest of $145,910,595	200,461,418	200,461,418

Total Repurchase Agreement (Cost: $200,461,418)		200,461,418

Total Short Term Investments (Cost: $300,190,640)		300,190,640
Total Investments (Cost $4,080,446,510) - 100.0%		$6,109,620,083
Other Assets In Excess Of Other Liabilities-0.0%		2,986,352

Total Net Assets—100%		$6,112,606,435

(a) Non-income producing security.
(b) See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

The Oakmark Equity and Income Fund

Schedule of Investments—December 31, 2006 (Unaudited)

Name	Shares Held	Market Value
Equity and Equivalents—58.4%
Common Stocks—58.4%

Apparel Retail—1.8%
The TJX Companies, Inc.	7,240,000	206,484,800

Broadcasting & Cable TV—4.9%
EchoStar Communications Corporation, Class A (a)	8,250,000	313,747,500
The E.W. Scripps Company, Class A	4,750,000	237,215,000
CBS Corporation, Class A	910,000	28,410,200
		579,372,700

Movies & Entertainment—1.8%
News Corporation, Class B	9,735,100	216,703,326

Publishing—2.4%
The Washington Post Company, Class B	325,000	242,320,000
Idearc, Inc. (a)	1,341,400	38,431,110
PRIMEDIA, Inc. (a)	3,500,000	5,915,000
		286,666,110

Restaurants—1.1%
McDonald’s Corporation	3,000,000	132,990,000

Specialty Stores—0.2%
Zale Corporation (a)	940,000	26,517,400

Brewers—1.2%
InBev NV (b)	2,100,000	138,438,924

Distillers & Vintners—2.8%
Diageo plc (c)	4,100,000	325,171,000

Hypermarkets & Super Centers—0.9%
Costco Wholesale Corporation	2,100,000	111,027,000

Packaged Foods & Meats—3.2%
Nestle SA (c)	3,900,000	346,472,100
Smithfield Foods, Inc. (a)	980,500	25,159,630
		371,631,730

Personal Products—1.6%
Avon Products, Inc.	5,720,100	188,992,104

Tobacco—1.7%
UST, Inc.	3,500,000	203,700,000

Integrated Oil & Gas—2.7%
ConocoPhillips	4,500,000	323,775,000

Oil & Gas Exploration & Production—7.6%
XTO Energy, Inc.	10,561,338	496,910,953
EnCana Corp. (b)	6,500,000	298,675,000
St. Mary Land & Exploration Company (d)	2,900,000	106,836,000
		902,421,953

Property & Casualty Insurance—5.7%
SAFECO Corporation	4,000,000	250,200,000
MBIA, Inc.	2,918,300	213,210,998
The Progressive Corporation	7,000,000	169,540,000
The Allstate Corporation	700,000	45,577,000
		678,527,998

Reinsurance—0.5%
PartnerRe, Ltd. (b)	800,000	56,824,000

Biotechnology—1.8%
MedImmune, Inc. (a)	6,500,800	210,430,896

Health Care Equipment—2.1%
Medtronic, Inc.	3,708,000	198,415,080
Hospira, Inc. (a)	1,350,000	45,333,000
		243,748,080

Health Care Services—3.4%
Caremark Rx, Inc.	7,100,000	405,481,000

Life Science Tools & Services—0.6%
Varian, Inc. (a) (d)	1,649,400	73,876,626

Aerospace & Defense—6.2%
General Dynamics Corporation	4,700,000	349,445,000
Raytheon Company	3,599,700	190,064,160
Alliant Techsystems, Inc. (a)	1,325,000	103,601,750
Honeywell International, Inc.	1,889,500	85,480,980
Rockwell Collins, Inc.	150,000	9,493,500
		738,085,390

Industrial Conglomerates—0.5%
Walter Industries, Inc.	2,250,700	60,881,435

Industrial Machinery—0.9%
Mueller Water Products, Inc., Class B (a) (d)	6,683,553	99,584,940
Mueller Water Products, Inc., Class A (d)	35,600	529,372
		100,114,312

Application Software—0.5%
Mentor Graphics Corporation (a)	3,288,318	59,288,373

Data Processing & Outsourced Services—1.1%
Ceridian Corporation (a)	4,800,000	134,304,000

Semiconductors—0.4%
International Rectifier Corporation (a)	1,089,700	41,986,141

Technology Distributors—0.7%
CDW Corporation	1,200,000	84,384,000

Paper Products—0.1%
Schweitzer-Mauduit International, Inc.	335,000	8,726,750

Total Common Stocks (Cost: $4,827,781,065)		6,910,551,048

Total Equity And Equivalents (Cost: $4,827,781,065)		6,910,551,048

Name		Shares Held/ Par Value	Market Value
Fixed Income—37.4%

Corporate Bonds—0.2%

Paper Packaging—0.2%
Sealed Air Corporation, 144A, 5.625% due 7/15/2013 (e)		20,000,000	19,789,220

Total Corporate Bonds (Cost: $20,168,180)			19,789,220

Government and Agency Securities—37.2%

Canadian Government Bonds—5.4%
Canada Government, 4.25% due 12/1/2008	CAD	250,000,000	215,259,615
Canada Government, 3.00% due 6/1/2007	CAD	250,000,000	213,379,497
Canada Government, 2.75% due 12/1/2007	CAD	250,000,000	211,756,635
			640,395,747

France Government Bonds—0.4%
France Government, 3.00% due 7/25/2012, Inflation Indexed	EUR	33,072,600	46,525,782

U.S. Government Notes—31.4%
United States Treasury Notes, 4.875% due 2/15/2012	500,000,000	504,570,500
United States Treasury Notes, 5.125% due 6/30/2008	500,000,000	501,562,500
United States Treasury Notes, 4.875% due 5/15/2009	500,000,000	501,094,000
United States Treasury Notes, 4.875% due 8/15/2016 (f)	375,000,000	379,482,375
United States Treasury Notes, 4.50% due 2/15/2016 (f)	375,000,000	369,023,250
United States Treasury Notes, 3.375% due 1/15/2007, Inflation Indexed	271,442,940	270,976,330
United States Treasury Notes, 5.125% due 6/30/2011	250,000,000	254,218,750
United States Treasury Notes, 4.875% due 5/31/2011	250,000,000	251,718,750
United States Treasury Notes, 4.75% due 3/31/2011	250,000,000	250,420,000
United States Treasury Notes, 4.75% due 11/15/2008	250,000,000	249,677,750
United States Treasury Notes, 4.25% due 11/15/2014	125,000,000	121,259,750
United States Treasury Notes, 3.625% due 1/15/2008, Inflation Indexed	62,488,500	63,154,877
		3,717,158,832

Total Government and Agency Securities (Cost: $4,381,724,064)		4,404,080,361

Total Fixed Income (Cost: $4,401,892,244)		4,423,869,581

Name	Par Value	Market Value
Short Term Investments—1.6%

Repurchase Agreement—1.6%
IBT Repurchase Agreement, 5.01% dated 12/29/2006 due 1/2/2007, repurchase price $186,465,562 collateralized by Government National Mortgage Association Bonds, with rates of 5.000%, with maturities from 2/20/2033 - 4/20/2035, and with an aggregate market value plus accrued interest of $29,869,228, and by Small Business Administration Bonds, with rates of 7.950% - 8.875%, with maturities from 5/25/2013 - 9/25/2030, and with an aggregate market value plus accrued interest of $165,810,683	186,361,821	186,361,821

Total Repurchase Agreement (Cost: $186,361,821)		186,361,821

Total Short Term Investments (Cost: $186,361,821)		186,361,821
Total Investments (Cost $9,416,035,130)—97.4%		$11,520,782,450
Other Assets In Excess Of Other Liabilities—2.6%		310,643,346

Total Net Assets—100%		$11,831,425,796

(a)	Non-income producing security.
(b)	Represents a foreign domiciled corporation.
(c)	Represents an American Depository Receipt.
(d)	See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	All or a portion of security out on loan.

Key to abbreviations:

CAD:	Canadian Dollar
EUR:	Euro Dollar

The Oakmark Global Fund

Global Diversification—December 31, 2006 (Unaudited)

	% of Fund Net Assets		% of Fund Equity Market Value

United States	40.6%		41.1%
Europe	37.5%		38.3%
Switzerland		13.0%		13.3%
Great Britain		12.5%		12.7%
* Germany		5.5%		5.6%
* France		3.6%		3.6%
* Ireland		1.9%		2.0%
* Italy		1.0%		1.1%
Pacific Rim	17.1%		17.3%
Japan		12.9%		13.1%
Korea		3.8%		3.8%
Australia		0.4%		0.4%
Other	2.5%		2.5%
Bermuda		2.5%		2.5%
Latin America	0.8%		0.8%
Mexico		0.8%		0.8%

* Euro currency countries comprise of the Fund.	12.0%	12.3%

Emerging Markets	4.6%	4.6%

Emerging Markets consists of: Mexico, and Korea

The Oakmark Global Fund

Schedule of Investments—December 31, 2006 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—98.5%

Apparel, Accessories & Luxury Goods—1.0%
Bulgari S.p.A. (Italy)	Jewelry Manufacturer & Retailer	1,946,000	27,614,786

Automobile Manufacturers—5.5%
DaimlerChrysler AG (Germany)	Automobile Manufacturer	1,365,000	84,327,434
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	1,064,000	61,111,240
			145,438,674

Broadcasting & Cable TV—3.7%
CBS Corporation, Class B (United States)	Radio & Television Broadcasting	1,585,000	49,420,300
Discovery Holding Company, Class A (United States) (a)	Media Management & Network Services	2,913,700	46,881,433
			96,301,733

Household Appliances—3.2%
Snap-on Incorporated (United States)	Tool & Equipment Manufacturer	1,760,000	83,846,400

Leisure Products—1.1%
Brunswick Corp. (United States)	Leisure & Recreation Products Manufacturer	877,000	27,976,300

Motorcycle Manufacturers—3.0%
Harley-Davidson, Inc. (United States)	Motorcycle Manufacturer	1,126,000	79,349,220

Movies & Entertainment—8.0%
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	2,117,000	46,108,260
Live Nation (United States) (a)	TV Programming	1,892,000	42,380,800
Viacom, Inc., Class B (United States) (a)	Publishing Company	1,009,900	41,436,197
Vivendi Universal SA (France)	Music, Games, Television, Film, & Telecommunications	1,051,500	41,099,645
News Corporation, Class B (United States)	International Multimedia & Entertainment Company	1,726,500	38,431,890
			209,456,792

Publishing—3.4%
The Washington Post Company, Class B (United States)	Newspaper & Magazine Publishing	70,360	52,460,416
Trinity Mirror plc (Great Britain)	Newspaper Publishing	4,078,900	37,496,553
			89,956,969

Distillers & Vintners—2.9%
Diageo plc (Great Britain)	Beverages, Wines, & Spirits Manufacturer	3,902,500	76,601,977

Household Products—1.7%
Uni-Charm Corporation (Japan)	Toiletry Products Manufacturer	397,400	23,609,243
Kimberly-Clark de Mexico S.A.B. de C.V (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	4,391,000	20,192,991
			43,802,234

Packaged Foods & Meats—3.5%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	157,500	55,968,404
Cadbury Schweppes plc (Great Britain)	Beverage & Confectionary Manufacturer	3,493,000	37,376,742
			93,345,146

Soft Drinks—1.0%
Lotte Chilsung Beverage Co., Ltd. (Korea)	Soft Drinks, Juices & Sports Drinks Manufacturer	16,680	25,109,677

Oil & Gas Exploration & Production—2.7%
XTO Energy, Inc. (United States)	Oil & Natural Gas Exploration & Production	1,509,000	70,998,450

Asset Management & Custody Banks—3.0%
Julius Baer Holding AG-B (Switzerland)	Asset Management	729,300	80,321,756

Diversified Banks—2.3%
Bank of Ireland (Ireland)	Commercial Bank	2,191,994	50,636,979
Australia and New Zealand Banking Group Limited (Australia)	Commercial Bank	489,200	10,893,292
			61,530,271

Diversified Capital Markets—3.0%
Credit Suisse Group (Switzerland)	Investment Services & Insurance	1,137,400	79,575,995

Investment Banking & Brokerage—2.4%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	5,688,000	63,808,075

Health Care Equipment—3.1%
Kinetic Concepts, Inc. (United States) (a)	Health Care Equipment & Supplies	1,115,100	44,102,205
Medtronic, Inc. (United States)	Health Care Equipment	711,100	38,050,961
			82,153,166

Health Care Services—2.6%
Laboratory Corporation of America Holdings (United States) (a)	Medical Laboratory & Testing Services	920,000	67,592,400

Pharmaceuticals—6.6%
GlaxoSmithKline plc (Great Britain)	Pharmaceuticals	3,483,000	91,656,956
Novartis AG (Switzerland)	Pharmaceuticals	899,600	51,864,506
Takeda Pharmaceutical Company Limited (Japan)	Pharmaceuticals & Food Supplements	416,000	28,559,472
			172,080,934

Aerospace & Defense—0.8%
Alliant Techsystems, Inc. (United States) (a)	Propulsion Systems & Munitions	269,087	21,039,912

Diversified Commercial and Professional Services—0.9%
Meitec Corporation (Japan)	Software Engineering Services	760,000	23,054,494

Environmental & Facilities Services—1.2%
Waste Management, Inc. (United States)	Waste Management Services	896,400	32,960,628

Human Resource & Employment Services—2.0%
Adecco SA (Switzerland)	Temporary Employment Services	783,000	53,495,897

Industrial Conglomerates—2.5%
Tyco International Ltd. (Bermuda)	Diversified Manufacturing & Services	2,131,000	64,782,400

Railroads—0.8%
Union Pacific Corporation (United States)	Rail Transportation Provider	242,800	22,342,456

Computer Hardware—1.6%
Dell Inc. (United States) (a)	Technology Products & Services	1,635,000	41,022,150

Data Processing & Outsourced Services—3.6%
eFunds Corporation (United States) (a)	Electronic Debit Payment Services	1,980,100	54,452,750
Ceridian Corporation (United States) (a)	Data Management Services	1,438,000	40,235,240
			94,687,990

Home Entertainment Software—2.7%
Square Enix Co., Ltd. (Japan)	Entertainment Software	2,718,000	71,258,855

Office Electronics—2.0%
Neopost SA (France)	Mailroom Equipment Supplier	424,750	53,349,771

Semiconductors—5.2%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	823,988	82,049,139
Intel Corporation (United States)	Computer Component Manufacturer & Designer	2,705,000	54,776,250
			136,825,389

Systems Software—2.7%
Oracle Corporation (United States) (a)	Software Services	4,182,000	71,679,480

Specialty Chemicals—0.9%
Givaudan (Switzerland)	Fragrance & Flavor Compound Manufacturer	26,900	24,902,093

Wireless Telecommunication Services—7.9%
Vodafone Group Plc (Great Britain)	Mobile Telecommunications	31,650,625	87,690,272
SK Telecom Co., Ltd. (Korea)	Mobile Telecommunications	302,130	72,283,790
NTT DoCoMo, Inc. (Japan)	Mobile Telecommunications	29,900	47,234,990
SK Telecom Co., Ltd. (Korea) (b)	Mobile Telecommunications	55,000	1,456,400
			208,665,452

Total Common Stocks (Cost: $1,976,801,920)			2,596,927,922

Name	Description	Par Value	Market Value
Short Term Investments—0.5%

Repurchase Agreement—0.5%
IBT Repurchase Agreement, 5.01% dated 12/29/2006 due 1/2/2007, repurchase price $12,084,019, collateralized by a Government National Mortgage Association Bond, with a rate of 5.500%, with a maturity date of 9/20/2032, and with a market value plus accrued interest of $9,718,466, and by Small Business Administration Bonds, with rates of 6.250% - 8.625%, with maturities from 4/25/2016 - 2/25/2024, and with an aggregate market value plus accrued interest of $2,962,695		12,077,296	12,077,296
Total Repurchase Agreement (Cost: $12,077,296)			12,077,296

Total Short Term Investments (Cost: $12,077,296)			12,077,296

Total Investments (Cost $1,988,879,216)—99.0%			$2,609,005,218
Other Assets In Excess Of Other Liabilities—1.0%			26,972,127

Total Net Assets—100%			$2,635,977,345

(a)	Non-income producing security.
(b)	Represents an American Depository Receipt.

The Oakmark Global Select Fund

Global Diversification—December 31, 2006 (Unaudited)

			% of Fund		% of Fund
			Net Assets		Equity Market Value

United States			47.0%		50.7%
Europe			36.4%		39.3%
		Great Britain		21.9%		23.7%
		Switzerland		9.7%		10.4%
	*	Germany		4.8%		5.2%
Pacific Rim			9.2%		10.0%
		Japan		9.2%		10.0%

* Euro currency countries comprise of the Fund.			4.8%		5.2%

The Oakmark Global Select Fund

Schedule of Investments—December 31, 2006 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—92.6%

Automobile Manufacturers—4.8%
DaimlerChrysler AG (Germany)	Automobile Manufacturer	97,600	6,029,566

Broadcasting & Cable TV—4.8%
British Sky Broadcasting Group plc (Great Britain)	Television Production & Broadcasting	589,500	6,025,138

Home Improvement Retail—4.8%
The Home Depot, Inc. (United States)	Home Improvement Retailer	149,100	5,987,856

Movies & Entertainment—9.5%
Viacom, Inc., Class B (United States) (a)	Publishing Company	145,900	5,986,277
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	269,500	5,869,710
			11,855,987

Restaurants—4.7%
McDonald’s Corporation (United States)	Fast-food Restaurant Operator	133,800	5,931,354

Distillers & Vintners—4.6%
Diageo plc (Great Britain)	Beverages, Wines, & Spirits Manufacturer	294,500	5,780,726

Asset Management & Custody Banks—4.7%
Schroders PLC (Great Britain)	International Asset Management	273,000	5,965,399

Diversified Capital Markets—4.9%
UBS AG (Switzerland)	Investment Banking	102,000	6,198,686

Investment Banking & Brokerage—4.6%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	516,400	5,792,984

Other Diversified Financial Services—4.7%
Citigroup, Inc. (United States)	Diversified Financial Services	106,000	5,904,200

Thrifts & Mortgage Finance—4.6%
Washington Mutual, Inc. (United States)	Diversified Financial Services	128,800	5,859,112

Pharmaceuticals—14.2%
GlaxoSmithKline plc (Great Britain)	Pharmaceuticals	229,000	6,026,254
Bristol-Myers Squibb Company (United States)	Health & Personal Care	225,400	5,932,528
Schering-Plough Corporation (United States)	Therapy & Treatment Programs	248,400	5,872,176
			17,830,958

Human Resource & Employment Services—4.7%
Adecco SA (Switzerland)	Temporary Employment Services	87,100	5,950,821

Computer Hardware—4.7%
Dell Inc. (United States) (a)	Technology Products & Services	234,900	5,893,641

Semiconductors—9.3%
Intel Corporation (United States)	Computer Component Manufacturer & Designer	290,400	5,880,600
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	58,300	5,805,260
			11,685,860

Wireless Telecommunication Services—3.0%
Vodafone Group Plc (Great Britain)	Mobile Telecommunications	1,373,300	3,804,824

Total Common Stocks (Cost: $110,978,324)			116,497,112

Name	Description	Par Value	Market Value
Short Term Investments—9.0%

U.S. Government Agencies—4.8%
Federal Home Loan Bank, 5.13% due 1/3/2007		6,000,000	5,996,580

Total U.S. Government Agencies (Cost: $5,996,580)			5,996,580

Repurchase Agreement—4.2%
IBT Repurchase Agreement, 5.01% dated 12/29/2006 due 1/2/2007, repurchase price $5,341,310, collateralized by Small Business Administration Bonds, with rates of 8.080% - 8.875%, with maturities from 9/25/2014 - 3/25/2029, and with an aggregate market value plus accrued interest of $5,605,255		5,338,338	5,338,338
Total Repurchase Agreement (Cost: $5,338,338)			5,338,338

Total Short Term Investments (Cost: $11,334,918)			11,334,918

Total Investments (Cost $122,313,242)—101.6%			$127,832,030
Other Liabilities In Excess Of Other Assets—(1.6%)			(1,952,156)

Total Net Assets—100%			$125,879,874

(a) Non-income producing security.

The Oakmark International Fund

International Diversification—December 31, 2006 (Unaudited)

			% of Fund		% of Fund
			Net Assets		Equity Market Value

Europe			70.5%		72.1%
		Great Britain		29.2%		29.8%
		Switzerland		18.3%		18.8%
	*	Germany		9.6%		9.8%
	*	France		7.3%		7.4%
	*	Netherlands		2.4%		2.4%
	*	Spain		1.9%		2.0%
	*	Ireland		1.8%		1.9%
Pacific Rim			26.4%		26.8%
		Japan		15.3%		15.5%
		Korea		5.3%		5.4%
		Taiwan		2.6%		2.7%
		Australia		1.2%		1.2%
		Singapore		1.2%		1.2%
		Hong Kong		0.8%		0.8%
Latin America			0.7%		0.7%
		Mexico		0.7%		0.7%
Other			0.4%		0.4%
		Israel		0.4%		0.4%

* Euro currency countries comprise of the Fund.	23.0%	23.5%

Emerging Markets	9.0%	9.2%

Emerging Markets consists of: Mexico, Israel, Korea, and Taiwan

The Oakmark International Fund

Schedule of Investments–December 31, 2006 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—98.0%

Advertising—2.3%
Publicis Groupe (France)	Advertising & Media Services	4,663,000	196,664,811

Apparel Retail—0.8%
Giordano International Limited (Hong Kong) (c)	Pacific Rim Clothing Retailer & Manufacturer	121,265,300	66,258,377

Apparel, Accessories & Luxury Goods—1.0%
Swatch Group AG, Bearer Shares (Switzerland)	Watch Manufacturer	401,100	88,630,427
Swatch Group AG, Registered Shares (Switzerland)	Watch Manufacturer	24,700	1,104,760
			89,735,187

Automobile Manufacturers—8.0%
DaimlerChrysler AG (Germany)	Automobile Manufacturer	5,377,400	332,206,845
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	3,607,000	207,169,399
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	3,594,000	141,941,935
			681,318,179

Broadcasting & Cable TV—6.1%
British Sky Broadcasting Group plc (Great Britain)	Television Production & Broadcasting	25,124,300	256,789,441
Gestevision Telecinco SA (Spain)	Television Production & Broadcasting	5,855,400	166,800,900
Grupo Televisa S.A. (Mexico) (b)	Television Production & Broadcasting	2,343,300	63,292,533
Societe Television Francaise 1 (France)	Television Production & Broadcasting	1,261,000	46,791,430
			533,674,304

Consumer Electronics—1.5%
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	Electronics Manufacturer	3,333,300	125,711,505

Movies & Entertainment—1.6%
Vivendi Universal SA (France)	Music, Games, Television, Film, & Telecommunications	3,572,300	139,629,349

Publishing—3.1%
Trinity Mirror plc (Great Britain) (c)	Newspaper Publishing	17,792,038	163,558,825
Johnston Press plc (Great Britain)	Newspaper Publishing	13,392,300	102,921,834
			266,480,659

Restaurants—2.2%
Compass Group PLC (Great Britain)	International Foodservice Group Operator	33,783,000	191,826,631

Specialty Stores—2.8%
Signet Group plc (Great Britain) (c)	Jewelry Retailer	104,089,314	241,511,149

Tires & Rubber—1.4%
Compagnie Generale des Etablissements Michelin (France)	Tire Manufacturer	1,221,276	116,880,540

Distillers & Vintners—2.9%
Diageo plc (Great Britain)	Beverages, Wines, & Spirits Manufacturer	12,570,000	246,735,902

Household Products—1.8%
Uni-Charm Corporation (Japan)	Toiletry Products Manufacturer	1,616,400	96,029,142
Henkel KGaA (Germany)	Consumer Chemical Products Manufacturer	469,099	60,808,792
Kao Corporation (Japan)	Household & Chemical Products Manufacturer	39,600	1,068,157
			157,906,091

Hypermarkets & Super Centers—1.0%
Metro AG (Germany)	Internet Food Retailer	1,350,000	86,091,681

Packaged Foods & Meats—4.6%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	566,300	201,237,505
Cadbury Schweppes plc (Great Britain)	Beverage & Confectionary Manufacturer	18,255,000	195,337,080
			396,574,585

Soft Drinks—1.6%
Lotte Chilsung Beverage Co., Ltd. (Korea) (c)	Soft Drinks, Juices & Sports Drinks Manufacturer	88,800	133,677,419

Integrated Oil & Gas—0.3%
Total SA (France)	Oil & Natural Gas Exploration and Production	344,000	24,816,412

Asset Management & Custody Banks—1.9%
Schroders PLC (Great Britain)	International Asset Management	7,569,503	165,403,330

Diversified Banks—13.1%
Chinatrust Financial Holding Co. (Taiwan)	Commercial Bank	270,005,318	225,798,525
Lloyds TSB Group plc (Great Britain)	Commercial Bank	19,557,800	218,851,195
HSBC Holdings plc (Great Britain)	International Banking & Financial Services	10,729,000	195,578,726
Bank of Ireland (Ireland)	Commercial Bank	6,803,500	157,166,803
United Overseas Bank Limited (Singapore)	Commercial Bank	8,395,368	106,190,800
Australia and New Zealand Banking Group Limited (Australia)	Commercial Bank	4,567,800	101,713,777
Kookmin Bank (Korea)	Commercial Bank	975,000	78,524,194
BNP Paribas SA (France)	Commercial Bank	454,500	49,586,919
			1,133,410,939

Diversified Capital Markets—6.5%
UBS AG (Switzerland)	Investment Banking	4,853,400	294,948,108
Credit Suisse Group (Switzerland)	Investment Services & Insurance	3,837,400	268,476,282
			563,424,390

Insurance Brokers—0.5%
Willis Group Holdings Limited (Great Britain)	Consulting Services Provider	1,086,000	43,125,060

Investment Banking & Brokerage—4.5%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	23,829,000	267,314,104
Nikko Cordial Corporation (Japan)	Comprehensive Financial Services Provider	10,451,500	119,879,816
			387,193,920

Reinsurance—1.6%
Hannover Rueckversicherung AG (Germany) (a)	Reinsurance	3,028,000	140,218,668

Pharmaceuticals—8.7%
GlaxoSmithKline plc (Great Britain)	Pharmaceuticals	11,805,000	310,654,714
Novartis AG (Switzerland)	Pharmaceuticals	4,718,000	272,006,155
Takeda Pharmaceutical Company Limited (Japan)	Pharmaceuticals & Food Supplements	1,658,600	113,867,165
Sanofi-Aventis (France)	Pharmaceuticals	588,508	54,341,356
			750,869,390

Diversified Commercial and Professional Services—0.9%
Meitec Corporation (Japan) (c)	Software Engineering Services	2,483,800	75,345,725

Human Resource & Employment Services—2.9%
Adecco SA (Switzerland)	Temporary Employment Services	3,703,000	252,995,281

Industrial Machinery—0.8%
Enodis plc (Great Britain)	Food Processing Equipment	18,228,351	71,114,539

Electronic Equipment Manufacturers—1.1%
OMRON Corporation (Japan)	Component, Equipment, & System Manufacturer	1,995,100	56,665,165
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,237,700	31,487,088
			88,152,253

Semiconductors—3.3%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	2,806,795	279,488,431

Diversified Chemicals—0.9%
Akzo Nobel N.V. (Netherlands)	Chemical Producer	1,271,200	77,542,578

Fertilizers & Agricultural Chemicals—0.4%
Syngenta AG (Switzerland) (a)	Agricultural Chemicals	162,500	30,232,868

Specialty Chemicals—2.0%
Givaudan (Switzerland)	Fragrance & Flavor Compound Manufacturer	127,084	117,645,262
Lonza Group AG, Registered Shares (Switzerland)	Industrial Organic Chemicals	635,713	54,936,872
			172,582,134

Wireless Telecommunication Services—5.9%
SK Telecom Co., Ltd. (Korea)	Mobile Telecommunications	975,312	233,340,774
NTT DoCoMo, Inc. (Japan)	Mobile Telecommunications	96,700	152,763,329
Vodafone Group Plc (Great Britain)	Mobile Telecommunications	33,208,062	92,005,260
Vodafone Group Plc (Great Britain) (b)	Mobile Telecommunications	530,250	14,730,345
SK Telecom Co., Ltd. (Korea) (b)	Mobile Telecommunications	405,100	10,727,048
			503,566,756

Total Common Stocks (Cost: $6,216,097,252)			8,430,159,043

Name	Description	Par Value	Market Value
Short Term Investments—1.3%

Repurchase Agreement—1.3%
IBT Repurchase Agreement, 5.01% dated 12/29/2006 due 1/2/2007, repurchase price $107,714,763, collateralized by Government National Mortgage Association Bonds, with rates of 4.750% - 5.500%, with maturities from 2/20/2032 - 8/20/2032, and with an aggregate market value plus accrued interest of $13,256,369, and by Small Business Administration Bonds, with rates of 8.066% - 8.875%, with maturities from 10/25/2016 - 5/25/2030, and with an aggregate market value plus accrued interest of $99,781,208		107,654,835	107,654,835
Total Repurchase Agreement (Cost: $107,654,835)			107,654,835

Total Short Term Investments (Cost: $107,654,835)			107,654,835

Total Investments (Cost $6,323,752,087)—99.3%			$8,537,813,878
Foreign Currencies (Cost $1,130,032)—0.0%			$1,130,049
Other Assets In Excess Of Other Liabilities—0.7%			58,692,328

Total Net Assets—100%			8,597,636,255

(a)   Non-income producing security.

(b)   Represents an American Depository Receipt.

(c)   See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

The Oakmark International Small Cap Fund

International Diversification—December 31, 2006 (Unaudited)

			% of Fund		% of Fund
			Net Assets		Equity Market Value

Europe			62.6%		65.4% %
		Great Britain		21.3%		22.2%
		Switzerland		10.3%		10.6%
	*	Germany		7.4%		7.8%
		Norway		6.7%		7.0%
	*	France		5.6%		5.9%
	*	Spain		5.3%		5.6%
	*	Italy		4.4%		4.6%
		Sweden		1.6%		1.7%
Pacific Rim			30.4%		31.7%
		Japan		10.3%		10.7%
		Korea		6.9%		7.2%
		Australia		4.7%		4.9%
		Hong Kong		3.1%		3.2%
		Malaysia		2.4%		2.5%
		Singapore		1.8%		1.9%
		New Zealand		0.9%		1.0%
		Philippines		0.3%		0.3%
Latin America			1.8%		1.9%
		Mexico		1.8%		1.9%
Other			1.0%		1.0%
		Israel		1.0%		1.0%

* Euro currency countries comprise of the Fund.			22.7%		23.9%

Emerging Markets			12.4%		12.9%

Emerging Markets consists of: Mexico, Israel, Malaysia, Philippines, and Korea

The Oakmark International Small Cap Fund

Schedule of Investments—December 31, 2006 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—95.8%

Advertising—1.3%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	554,700	17,619,142

Apparel, Accessories & Luxury Goods—2.3%
Bulgari S.p.A. (Italy)	Jewelry Manufacturer & Retailer	2,312,000	32,808,523

Auto Parts & Equipment—3.3%
Kongsberg Automotive ASA (Norway) (b)	Auto Parts & Equipment Manufacturer	3,527,500	32,247,161
Wagon PLC (Great Britain)	Auto Parts & Equipment Manufacturer	4,762,600	14,663,831
			46,910,992

Broadcasting & Cable TV—6.5%
Sogecable SA (Spain) (a)	Cable Television Services	1,372,500	48,917,753
Media Prima Berhad (Malaysia) (b)	Film Producer & Sports Promoter	48,109,600	34,091,270
M6 Metropole Television (France)	Television Entertainment Channel Owner & Operator	251,200	8,973,003
			91,982,026
Home Improvement Retail—3.0%
Carpetright plc (Great Britain)	Carpet Retailer	1,641,200	42,128,586

Movies & Entertainment—1.2%
CTS Eventim AG (Germany)	Entertainment Tickets Producer & Distributor	426,400	16,469,556

Photographic Products—2.1%
Vitec Group plc (Great Britain) (b)	Photo Equipment & Supplies	2,780,379	28,771,445

Publishing—6.3%
Daekyo Co., Ltd. (Korea)	Educational Information Service Provider	407,900	40,790,000
Tamedia AG (Switzerland)	TV Broadcasting & Publishing	176,427	23,238,846
SCMP Group, Ltd. (Hong Kong)	Newspaper Publisher & Distributor	61,243,000	23,227,036
			87,255,882

Restaurants—0.1%
Alsea de Mexico S.A.B. de C.V. (Mexico)	Pizza Restaurants	311,800	1,699,704

Specialty Stores—2.9%
JJB Sports plc (Great Britain)	Sportswear & Sports Equipment Retailer	8,845,300	40,743,177

Textiles—1.6%
Chargeurs SA (France) (a) (b)	Wool, Textile Production & Trading	790,182	21,800,367

Distillers & Vintners—0.6%
Baron de Ley, S.A. (Spain) (a)	Beverages, Wines, & Spirits Manufacturer	146,700	8,946,692

Household Products—1.7%
Kimberly-Clark de Mexico S.A.B. de C.V (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	5,027,200	23,118,698

Packaged Foods & Meats—4.3%
Lotte Confectionery Co., Ltd. (Korea)	Candy & Snacks Manufacturer	25,254	32,857,355
Binggrae Co., Ltd. (Korea) (b)	Dairy Products Manufacturer	501,910	22,990,716
Alaska Milk Corporation (Philippines) (b)	Milk Producer	56,360,000	4,251,417
			60,099,488

Soft Drinks—0.5%
Britvic Plc (Great Britain)	Soft Drink Manufacturer & Supplier	1,231,000	7,086,276

Asset Management & Custody Banks—7.5%
MLP AG (Germany)	Asset Management	2,892,000	57,416,472
Julius Baer Holding AG-B (Switzerland)	Asset Management	430,000	47,358,227
			104,774,699

Investment Banking & Brokerage—2.1%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	2,022,800	29,184,888

Multi-Sector Holdings—1.8%
Pargesa Holding AG (Switzerland)	Diversified Operations	215,400	24,536,332

Reinsurance—4.0%
Benfield Group Ltd. (Great Britain)	Reinsurance Service Provider	7,927,500	55,491,311

Health Care Distributors—1.1%
Australian Pharmaceutical Industries Limited (Australia)	Pharmaceutical Products Distributor	8,856,914	15,520,475

Health Care Supplies—1.8%
Ansell Limited (Australia)	Protective Rubber & Plastics Products	1,767,596	15,696,584
Medisize Holding AG (Switzerland) (a)	Medical & Dental Applications Holding Company	140,000	9,536,315
			25,232,899

Pharmaceuticals—0.6%
Santen Pharmaceutical Co., Ltd. (Japan)	Pharmaceuticals	318,900	8,977,060

Air Freight & Logistics—0.9%
Mainfreight Limited (New Zealand)	Logistics Services	2,192,779	12,359,380
Freightways Limited (New Zealand)	Express Package Services	154,100	493,999
			12,853,379

Diversified Commercial and Professional Services—2.8%
Intrum Justitia AB (Sweden)	Diversified Financial Services	1,732,643	22,461,757
Prosegur, Compania de Seguridad SA (Spain)	Security & Transportation Services	516,700	16,847,125
			39,308,882

Human Resource & Employment Services—0.1%
Robert Walters plc (Great Britain)	Recruitment Services	237,478	1,519,328

Industrial Conglomerates—2.5%
Haw Par Corporation Limited (Singapore)	Diversified Operations	5,508,687	25,500,686
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	82,700	6,274,984
Tomkins plc (Great Britain)	International Manufacturing	961,461	4,626,344
			36,402,014

Industrial Machinery—6.9%
Domino Printing Sciences plc (Great Britain)	Printing Equipment	4,832,700	30,681,918
Interpump Group S.p.A. (Italy)	Pump & Piston Manufacturer	3,202,700	28,900,722
Schindler Holding AG (Switzerland)	Escalator & Elevator Manufacturer	392,975	24,510,546
Pfeiffer Vacuum Technology AG (Germany)	Vacuum Pump Manufacturer	79,800	6,783,895
LISI (France)	Industrial Fastener Manufacturer	49,600	4,007,038
			94,884,119

Application Software—1.1%
Lectra (France) (b)	Manufacturing Process Systems	2,186,404	15,960,479

Communication Equipment—3.9%
Tandberg ASA (Norway)	Develops & Markets Communication Equipments	3,590,700	54,132,313

Data Processing & Outsourced Services—2.5%
Veda Advantage Limited (Australia) (b)	Credit Reference Services	16,802,620	34,882,080

Electronic Equipment Manufacturers—4.8%
Spectris Plc (Great Britain)	Electronic Component Manufacturer, Designer & Marketer	1,539,300	23,614,294
Citizen Watch Co., Ltd. (Japan)	Watch & Machine Tool Producer & Seller	2,075,000	15,884,417
Mabuchi Motor Co., Ltd. (Japan)	Digital Camera Motors Manufacturer	235,900	14,034,469
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	536,500	13,648,560
			67,181,740

Home Entertainment Software—3.3%
Square Enix Co., Ltd. (Japan)	Entertainment Software	1,747,400	45,812,260

IT Consulting & Other Services—2.8%
Morse plc (Great Britain) (b)	Business & Technology Solutions	15,231,000	32,208,082
Ementor ASA (Norway) (a)	Management & IT Consulting Services	1,205,100	6,803,233
			39,011,315

Office Electronics—3.2%
Neopost SA (France)	Mailroom Equipment Supplier	220,700	27,720,529
Boewe Systec AG (Germany)	Automated Paper Management Systems Producer	253,670	17,235,094
			44,955,623

Specialty Chemicals—3.0%
Croda International plc (Great Britain)	Chemical Producer	1,431,302	16,394,562
Gurit Holding AG (Switzerland)	Chemical Producer	14,407	12,580,261
Taiyo Ink Mfg. Co., Ltd. (Japan)	Manufacturer of Resist Inks	218,000	12,108,567
			41,083,390

Alternative Carriers—1.4%
Asia Satellite Telecommunications Holdings Limited (Hong Kong)	Satellite Operator	10,903,800	19,597,486

Total Common Stocks (Cost: $946,311,032)			1,338,742,626

Name	Description	Par Value	Market Value
Short Term Investments—3.8%

Repurchase Agreement—3.8%
IBT Repurchase Agreement, 5.01% dated 12/29/2006 due 1/2/2007, repurchase price $53,686,449, collateralized by Small Business Administration Bonds, with rates of 7.125% - 8.750%, with maturities from 7/25/2018 - 5/25/2030, and with an aggregate market value plus accrued interest of $56,339,409		53,656,580	53,656,580
Total Repurchase Agreement (Cost: $53,656,580)			53,656,580

Total Short Term Investments (Cost: $53,656,580)			53,656,580

Total Investments (Cost $999,967,612)—99.6%			$1,392,399,206
Other Assets In Excess Of Other Liabilities—0.4%			5,850,004

Total Net Assets—100%			$1,398,249,210

(a)           Non-income producing security.

(b)           See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

THE OAKMARK FUNDS

Notes to the Schedules of Investments (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an investment company organized as a Massachusetts business trust. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): The Oakmark Fund (“Oakmark”), The Oakmark Select Fund (“Select”), The Oakmark Equity and Income Fund (“Equity and Income”), The Oakmark Global Fund (“Global”), The Oakmark Global Select Fund (“Global Select”), The Oakmark International Fund (“International”), and The Oakmark International Small Cap Fund (“Int’l Small Cap”).

Security valuation—

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Domestic equity securities traded on securities exchanges and over-the-counter securities are valued at the last sales price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Foreign equity securities traded on securities exchanges shall be valued at, depending on local convention or regulation, the last sales price, last bid or asked price, the mean between the last bid and asked prices, an official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis, which approximates value. Options are valued at the last reported sales price on the day of valuation, or lacking any reported sales that day, at the mean of the most recent bid and asked quotations, or if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair values, determined by or under the direction of the pricing committee established by the Board of Trustees. A significant event may include the performance of U.S. markets since the close of foreign markets. The pricing committee will evaluate movements in the U.S markets after the close of foreign markets and may adjust security prices to reflect changes in reaction to U.S. markets as determined by a third party model. At December 31, 2006, the Funds held no securities for which quotations were not readily available, and no securities that were believed to be affected by a significant event prior to the computation of the NAV.

Foreign currency translations—

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from securities.

Net realized gains and losses on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities, at quarter end resulting from changes in exchange rates.

Forward foreign currency contracts—

The Funds’ currency transactions are limited to transaction hedging and portfolio hedging. The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. At December 31, 2006, none of the Funds held forward foreign currency contracts.

Short sales—

Each Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale. At December 31, 2006, none of the Funds had short sales.

Repurchase agreements—

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security in the future at a specified price.

The Fund, through IBT, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 105% of the repurchase price, including interest. Harris Associates L.P. (“the Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 105% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending—

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time, and the counterparty is required to return the securities within five business days or less. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At December 31, 2006, Equity and Income had securities on loan with a value of approximately $609,890,000 and held $636,622,000 of U.S. Treasury securities as collateral for the loans.

Restricted securities—

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security Valuation section) since their acquisition dates. These securities are priced using market quotations and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At December 31, 2006, Equity and Income held the following restricted securities:

Quantity	Security Name	Acquisition Date	Carrying Value	Cost	Market Value	Percentage of Value Net Assets
$3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	98.9461	100.68	$2,968,383	0.03%
5,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	98.9461	96.41	4,947,305	0.04%
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	98.9461	96.79	296,838	0.00%
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	98.9461	103.31	11,576,694	0.10%
		Totals			$19,789,220	0.17%

2. INVESTMENTS IN AFFILIATED ISSUERS

An issuer in which a Fund’s holdings represent 5% or more of the outstanding voting securities is an affiliated issuer as defined under the Investment Company Act of 1940. A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended December 31, 2006, is set forth below:

Schedule of Transactions with Affiliated
Issuers

The Oakmark Select Fund

		Purchases	Sales	Dividend	Value December 31,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2006

The Dun & Bradstreet Corporation +	3,084,900	$0	$16,655,990	$0	$255,398,871
TOTALS		$0	$16,655,990	$0	$255,398,871

Schedule of Transactions with Affiliated
Issuers

The Oakmark Equity and Income Fund

		Purchases	Sales	Dividend	Value December 31,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2006

Mueller Water Products, Inc., Class A	35,600	$18,773,063	$43,869,443	$52,500	$529,372
Mueller Water Products, Inc., Class B +	6,683,553	43,613,283	13	0	99,584,940
St Mary Land & Exploration Company	2,900,000	0	0	145,000	106,836,000
Varian, Inc.+	1,649,400	0	0	0	73,876,626
TOTALS		$62,386,346	$43,869,456	$197,500	$280,826,938

Schedule of Transactions with Affiliated
Issuers

The Oakmark International Fund

		Purchases	Sales	Dividend	Value December 31,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2006

Giordano International Limited	121,265,300	$0	$0	$0	$66,258,377
Lotte Chilsung Beverage Co., Ltd.	88,800	0	0	0	133,677,419
Meitec Corporation	2,483,800	0	0	0	75,345,725
Signet Group plc	104,089,314	0	17,843,236	0	241,511,149
Trinity Mirror plc	17,792,038	14,614,222	0	1,958,030	163,558,825
TOTALS		$14,614,222	$17,843,236	$1,958,030	$680,351,495

Schedule of Transactions with Affiliated
Issuers

The Oakmark Int’l Small Cap Fund

		Purchases	Sales	Dividend	Value December 31,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2006

Alaska Milk Corporation	56,360,000	$0	$0	$42,487	$4,251,417
Binggrae Co., Ltd.	501,910	5,569,867	0	0	22,990,716
Chargeurs SA +	790,182	0	0	0	21,800,367
Kongsberg Automotive ASA	3,527,500	1,687,076	0	0	32,247,161
Lectra	2,186,404	0	0	0	15,960,479
Media Prima Berhad	48,109,600	1,229,975	0	0	34,091,270
Morse plc	15,231,000	0	0	774,791	32,208,082
Veda Advantage Limited	16,802,620	15,483,632	0	2,691,751	34,882,080
Vitec Group plc	2,780,379	0	0	0	28,771,445
TOTALS		$23,970,550	$0	$3,509,029	$227,203,017

+ Non-income producing security.

3. FEDERAL INCOME TAXES

At December 31, 2006, cost of investments for federal income tax purposes and related composition of unrealized gains and losses were as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)

Oakmark	$4,095,009,187	$1,910,676,459	$(31,971,111)	$1,878,705,348
Select	4,091,572,021	2,041,050,273	(23,002,211)	2,018,048,062
Equity and Income	9,416,035,131	2,182,275,643	(77,528,324)	2,104,747,319
Global	1,989,379,490	638,470,629	(18,844,901)	619,625,728
Global Select	122,313,242	5,979,098	(460,310)	5,518,788
International	6,329,327,203	2,236,417,264	(27,930,589)	2,208,486,675
Int’l Small Cap	1,012,059,145	383,313,041	(2,972,980)	380,340,061

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	February 27, 2007

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Financial Officer
Date:	February 27, 2007